Taxes On Income (Schedule Of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Expense (Benefit), Continuing Operations [Abstract]
Income before taxes as reported in the consolidated statements of income	$ 237,322	$ 284,846	$ 279,201
Statutory tax rate	23.00%	24.00%	25.00%
Theoretical tax expense	$ 54,584	$ 68,363	$ 69,800
Tax benefit arising from reduced rate as an “Approved and Privileged Enterprise” and other tax benefits	(17,132)	(15,749)	(16,072)
Tax adjustment in respect of different tax rates for foreign subsidiaries	687	2,946	3,597
Changes in carry-forward losses and valuation allowances	927	4,135	5,290
Taxes resulting from non-deductible expenses	2,159	1,634	3,144
Difference in basis of measurement for financial reporting and tax return purposes	(13,775)	(3,257)	135
Taxes in respect of prior years (See D above)	(2,553)	(4,330)	(18,622)
Other differences, net	1,548	1,843	(1,655)
Actual tax expenses	$ 26,445	$ 55,585	$ 45,617
Effective tax rate	11.14%	19.51%	16.34%
Basic	$ 0.40	$ 0.37	$ 0.38